Hedged Equity Laddered Overlay ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hedged Equity Laddered Overlay ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	8.05%	17.64%